Segment information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment information
43.
Segment information
a)
General information

The Group engages mainly in the assembly and testing of semiconductors, memory modules and general investments. In accordance with IFRS 8 “Operating Segments”, the Group’s segments include Testing, Assembly, Testing and Assembly for LCD, OLED and other Display Panel Driver Semiconductors (“LCDD”), Bumping and others as the five reportable segments.

b)
Measurement of segment information

The Group’s reportable segments are strategic business units which provide different products and services. The accounting policies adopted by the operating segments are the same as the accounting policies described in Note 4.

c)
Information about segment profit or loss

The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	Year ended December 31, 2020
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,002,730	6,001,964	7,023,003	4,983,684	—	—	23,011,381
Inter-segment	—	—	—	—	39,646	(39,646)	—
Total revenue	5,002,730	6,001,964	7,023,003	4,983,684	39,646	(39,646)	23,011,381
Operating profit (loss)	1,333,682	67,730	1,687,986	487,323	(10,230)	11	3,566,502
Depreciation expenses	(853,829)	(523,341)	(2,213,504)	(578,890)	(5,955)	—	(4,175,519)
Share of profit (loss) of associates	—	—	—	—	(320,578)	173,249	(147,329)
Interest income	—	—	—	—	27,778	—	27,778
Interest expense	—	—	—	—	(162,400)	—	(162,400)
Purchase of property, plant and equipment	887,204	803,693	2,143,401	298,834	483	—	4,133,615

	Year ended December 31, 2021
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,899,600	7,963,714	8,211,099	5,325,622	—	—	27,400,035
Inter-segment	—	—	—	—	43,808	(43,808)	—
Total revenue	5,899,600	7,963,714	8,211,099	5,325,622	43,808	(43,808)	27,400,035
Operating profit (loss)	1,814,021	857,304	2,336,394	561,642	(6,987)	15	5,562,389
Depreciation expenses	(921,999)	(576,138)	(2,579,150)	(549,020)	(7,805)	—	(4,634,112)
Share of profit (loss) of associates	—	—	—	—	1,211,177	(585,444)	625,733
Interest income	—	—	—	—	9,980	—	9,980
Interest expense	—	—	—	—	(120,998)	—	(120,998)
Purchase of property, plant and equipment	1,841,359	1,553,475	2,748,697	408,751	420	—	6,552,702

	Year ended December 31, 2022
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,243,997	6,705,898	7,288,642	4,278,527	—	—	23,517,064
Inter-segment	—	—	—	—	50,600	(50,600)	—
Total revenue	5,243,997	6,705,898	7,288,642	4,278,527	50,600	(50,600)	23,517,064
Operating profit (loss)	1,253,477	(93,585)	1,795,741	268,159	(6,821)	(292)	3,216,679
Depreciation expenses	(1,042,455)	(694,835)	(2,505,297)	(500,863)	(8,452)	—	(4,751,902)
Share of profit (loss) of associates	—	—	—	—	884,555	(430,840)	453,715
Interest income	—	—	—	—	57,199	—	57,199
Interest expense	—	—	—	—	(142,439)	—	(142,439)
Purchase of property, plant and equipment	1,086,682	957,790	2,677,489	196,521	—	—	4,918,482

d)
Reconciliation for segment income (loss)

Revenue from external customers and segment income (loss) reported to the chief operating decision maker are measured using the same method as for revenue and operating profit in the financial statements. Thus, no reconciliation is needed.

e)
Information on products and services

	Year ended December 31,
	2020		2021		2022
	NT$000%		NT$000%		NT$000%
Testing	5,002,730	22	5,899,600	22	5,243,997	22
Assembly	6,001,964	26	7,963,714	29	6,705,898	29
LCDD	7,023,003	30	8,211,099	30	7,288,642	31
Bumping	4,983,684	22	5,325,622	19	4,278,527	18
	23,011,381	100	27,400,035	100	23,517,064	100

f)
Geographical information

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Revenue
ROC	18,341,726	21,608,567	18,671,142
Japan	1,291,026	1,768,460	1,989,805
PRC	1,105,535	1,899,362	1,970,943
Singapore	1,838,394	1,630,733	390,488
Others	434,700	492,913	494,686
	23,011,381	27,400,035	23,517,064

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Non-current assets
ROC	21,506,565	21,677,980
PRC	86	2,291
Others	6,245	576
	21,512,896	21,680,847

g)
Major customer information

The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020		2021		2022
	Amount	%	Amount	%	Amount	%
	NT$000		NT$000		NT$000
Customers
Customer A	5,088,544	22	5,681,277	21	4,705,064	20
Customer B	2,365,945	10	2,484,611	9	1,868,583	8
Customer K	2,332,914	10	2,519,631	9	1,830,076	8
Customer M	1,674,801	7	2,832,088	10	2,278,645	10